Business combinations	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Disclosure of business combinations [text block]
3	Business combinations

3.1	Acquisition of WorkArea
On January 29, 2021, the Group acquired WebLinc Corp (“WorkArea”), a U.S.-based cloud commerce platform provider. The acquisition will allow the Group to strengthen its presence in the U.S. and Canadian markets.
The Group will leverage WorkArea’s deep commerce experience to scale growth. Among the new customers from WorkArea, there are leading retail merchants like sustainable fashion brand reformation and mattress and bedding manufacturer sleep number. With the acquisition of WorkArea customers will be able to build their marketplaces without third-party solutions. The distributed order management system of the Group will allow customers to improve their omnichannel capabilities that have become so instrumental in the past year.
The consolidated financial statements include the results of WorkArea for the period from the acquisition date.

WorkArea was merged into VTEX USA on December 1, 2021.

a.	Consideration transferred
Details of purchase consideration are as follows:

Thousands of US$
Amount paid in cash at the acquisition date (i)	209
Amount paid in installments in cash	465
Amount of earn-out to be paid in cash	6,256

Total consideration	6,930

(i)	US$ 209 was paid on the acquisition date directly to the sellers.
According to the sales and purchase agreement (“SPA”), the seller will receive a maximum earn-out
of US$25 million. This
earn-out
is based on the realization of WorkArea’s future projects and the migration of customers to the
VTEX
platform, which should be
calculated
and paid in four installments, each consecutive six months following the acquisition date. At the acquisition date, the
estimated
earn-out
was US$6,256.
The fair value amount of assets and liabilities recognized as a result of the acquisition are as follows:

Thousands of US$
Cash and cash equivalents	1,141
Trade receivables	412
Other current assets	77
Property and equipment	58
Customer relationship (i)	6,780
Software (i)	310
Right-of-use assets (ii)	722
Accounts payable	(1,212)
Lease liabilities	(446)
Taxes payable	(148)
Deferred revenue	(1,297)
Loans and financing (iii)	(8,038)
Other non-current liabilities	(588)
Deferred tax liabilities (iv)	(1,548)
Net identifiable assets acquired	(3,777)
Add: goodwill (v)	10,707

Net assets acquired	6,930

(i)	The intangible assets acquired comprises:

Asset	Valuation Methodology	Estimated Fair Value in thousands of U.S. dollars	Estimated useful life in years
Customer relationship	Multi-period excess earnings method	6,780	8
Software	Relief from royalty method	310	3

(ii)	The right-of-use comprises US$442 of book value plus US$280 of fair value related to off-market terms.
(iii)
The amount of US$7,919

was paid to a third party at the acquisition date to settle preexisting debts of WorkArea and US$ 119 was paid to a third party post-acquisition date, which VTEX assumed in the business combination.

(iv)	The deferred tax liabilities were calculated over the fair value amount of intangible assets and the fair value of right-of-use. Refer to Note 11.2 for additional details.
(v)	The goodwill is attributable to the workforce and the high profitability of the acquired business. It will not be deductible for tax purposes.
Acquired receivables
The fair value of acquired trade receivables was US$
512
. The gross contractual amount for trade receivables due is US$
100
without any loss allowance recognized on acquisition.
Revenue contribution
WorkArea was merged into VTEX USA on December 1, 2021. The
acquired
business contributed
revenues
of US$
4,103

and a net profit of US$
104

to the Group from January 29, 2021, to December 31, 2021. The revenue of WorkArea for 2021 as though the acquisition date for the business combination that occurred during the previous period had been as of the beginning of the year of 2021 would be US$
4,464

and a net loss of US$
336
.

b.	Purchase consideration cash outflow

Outflow of cash to acquire subsidiary, net of cash acquired	Thousands of US$
Cash consideration	209
Less: Balances acquired
Cash	(1,141)

Net outflow of cash – investing activities	(932)

3.2	Acquisition of Suiteshare
On April 16, 2021, the Group signed a binding share purchase agreement to acquire 100% of Suiteshare Tecnologia da Informação Ltda shares. (“Suiteshare”), a
Brazil-based
technology company to strengthen its presence in the nascent conversational commerce segment. The transaction was closed on May 28, 2021.
The Group will work alongside the Suiteshare team, which will remain engaged post transaction to accelerate growth in conversational commerce. With the acquisition, the Group will be able to offer a geolocation-based WhatsApp conversation commerce solution with seamless integration. The Suiteshare solution has shown high conversion rates when provided to the Group’s customers, showing the cross-sell potential and customers’ interest in conversational commerce solutions.
The consolidated financial statements include the results of Suiteshare for the period from the acquisition date.

a.	Consideration transferred
Details of the purchase consideration are as follows:

Thousands of US$
Amount paid in cash at the acquisition date (i)	1,816
Amount paid in shares	1,264
Amount paid in installments	151
Amount of earn-out to be paid in cash (ii)	227

Total consideration	3,458

(i)	US$1,816 was paid on the acquisition date directly to the sellers.
(ii)	According to the sales and purchase agreement (“SPA”), the seller could receive a maximum earn-out of US$1,699 which will be calculated and paid based on the Annual Recurring Revenue of Suiteshare.
The fair value amount of assets and liabilities recognized as a result of the acquisition are as follows:

Thousands of US$
Cash and cash equivalents	106
Property and equipment	4
Client portfolio	1
Trademark	220
Non-compete clause	145
Software	1,209
Accounts payable	(46)
Taxes payable	(9)
Net identifiable assets acquired	1,630
Add: goodwill	1,828

Net assets acquired	3,458

The goodwill is attributable to the workforce and synergies of the acquired business. At the acquisition date, goodwill is not deductible
for tax purposes. The Group has merged Suiteshare into VTEX Brazil in 2022, therefore no deferred tax was initially recognized.
Revenue contribution
The acquired business contributed revenues of US$401 and a net profit of US$66 to the Group from May 28, 2021, to December 31, 2021. The revenue of Suiteshare for 2021 reporting period as though the acquisition date for the business combination that occurred during the previous period had been as of the beginning of the year of 2021 would be US$592 and a net profit of US$102.

b.	Purchase consideration cash outflow

Outflow of cash to acquire subsidiary, net of cash acquired	Thousands of US$
Cash consideration	1,816
Less: Balances acquired
Cash	(106)

Net outflow of cash – investing activities	1,710

3.3	Accounts payable from acquisition of subsidiaries
The breakdown of accounts payable from
acquisition
of subsidiaries is as follows:

	December 31, 2022	December 31, 2021
Fixed installment - cash	—	1,470
Earn-out - cash	299	2,790

Current	299	4,260

Earn-out - cash	—	2,163

Non-current	—	2,163

Total	299	6,423

3.4	Payment schedule for acquisitions of subsidiaries
As at December 31, 2022, the outstanding balances segregated by maturity are as follows:

Date	Amount
2023	299

Total	299

3.5	Changes in balance payable from acquisition of subsidiaries

	2022	2021
Opening balance on January 1	6,423	4,000
Addition due to acquisition - installments	—	1,880
Addition due to acquisition - earn-out	—	6,483
Payments of principal/finance charges - installments	(1,224)	(3,556)
Payments of principal/finance charges - earn-out	(916)	(1,378)
Fixed installments adjustment (i)	(362)	44
Earn-out adjustment (i)	(3,740)	(785)
Accrued interest and others	9	62
Exchange differences	109	(327)

Closing balance on December 31	299	6,423

(i)	Includes adjustments in the earn-out and fixed installments, which were reflected in the Goodwill. Refer to note 14.